March 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Equity Trust
(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of ING Equity Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 9, 2012, to the Prospectus dated September 30, 2011, for ING Equity Dividend Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated March 9, 2012 in XBRL for the Fund.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2650.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com